Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2011
Document and Entity Information [Abstract]
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	UNITED TECHNOLOGIES CORP /DE/
Entity Central Index Key	0000101829
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 68,802,786,635
Entity Common Stock, Shares Outstanding		916,639,918